SHARE BASED COMPENSATION - Employee Stock Purchase Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of ordinary share reserved (in shares)	54,762,940	39,638,471
Share-based compensation expense	$ 61,497	$ 71,055	$ 241,689
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued in period of ESPP (in shares)	59,145
Shares of ordinary share reserved (in shares)	832,713	0
Share-based compensation expense	$ 600